NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532

                        October 4, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


   Re:First Investors Special Situations Growth and Treasury S
                    ecurities Trust, Series 1
            (SEC File No. 33-54199)(CIK No. 0925572)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. post effective Amendment No. 3, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on October 1, 1997.

                                    Very truly yours,




                                    NIKE SECURITIES L.P.